Summary of Significant Accounting and Reporting Policies (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Cash					$ 0	$ 0
Impairment of goodwill
Impairment of intangible assets			0		0	0
Research and development cost	$ 266,000	$ 206,000	445,000	$ 374,000	1,226,000	$ 1,080,000
Cash equivalents	$ 0		$ 0		$ 0